Expense Example, No Redemption {- Fidelity Founders Fund} - 04.30 Fidelity Founders Fund AMCIZ PRO -06 - Fidelity Founders Fund	Jun. 29, 2021 USD ($)
Fidelity Advisor Founders Fund: Class A
Expense Example, No Redemption:
1 Year	$ 685
3 Years	936
5 Years	1,210
10 Years	1,988
Fidelity Advisor Founders Fund: Class M
Expense Example, No Redemption:
1 Year	488
3 Years	788
5 Years	1,112
10 Years	2,028
Fidelity Advisor Founders Fund: Class C
Expense Example, No Redemption:
1 Year	193
3 Years	621
5 Years	1,081
10 Years	2,150
Fidelity Advisor Founders Fund: Class I
Expense Example, No Redemption:
1 Year	92
3 Years	292
5 Years	511
10 Years	1,139
Fidelity Advisor Founders Fund: Class Z
Expense Example, No Redemption:
1 Year	77
3 Years	254
5 Years	450
10 Years	$ 1,015